UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     RiverNorth Capital Management, LLC
          -----------------------------------
Address:  325 N. LaSalle Street
          -----------------------------------
          Suite 645
          -----------------------------------
          Chicago, IL 60654
          -----------------------------------

13F File Number:  28-13256
                  ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan M. Mohrhardt
        ---------------------------------------------------
Title:  Chief Compliance Officer
        ---------------------------------------------------
Phone:  (312) 840-9012
        ---------------------------------------------------

Signature, Place, and Date of Signing:

    /s/Jonathan M. Mohrhardt    Chicago, IL            February 14, 2012
    ------------------------   -------------------     ------------------
        [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                              0
                                            ---------------------
Form 13F Information Table Entry Total:                       112
                                            ---------------------
Form 13F Information Table Value Total:                   637,656
                                            ---------------------
                                                      (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 RiverNorth Capital Management, LLC
                                                          As of 12/31/2011

                                                   FORM 13F INFORMATION TABLE
     ITEM 1                 ITEM 2       ITEM 3     ITEM 4           ITEM 5         ITEM 6        ITEM 7          ITEM 8
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING AUTHORITY
                           TITLE OF                   VALUE     SHRS/    SH/  PUT/  INVESTMENT    OTHER
NAME OF ISSUER              CLASS        CUSIP       (x$1000)   PRN AMT  PRN  CALL  DISCRETION   MANAGERS     SOLE     SHARED  NONE
------------------      ---------------  ----------  ---------  -------  ---  ----  -----------  ----------- -----  ------  ------
ADAMS EXPRESS CO              COM        006212104   12,990    1,347,487  SH           SOLE                  1,347,487
AFFILIATED MANAGERS GROUP     COM        008252108    1,161       12,100  SH           SOLE                     12,100
ALLIANCEBERNSTEIN INCOME FUN  COM        01881E101   14,040    1,739,805  SH           SOLE                  1,739,805
ALPINE TOTAL DYNAMIC DIVID F  COM SBI    021060108    2,244      512,400  SH           SOLE                    512,400
APOLLO COML REAL EST FIN INC  COM        03762U105    7,207      548,879  SH           SOLE                    548,879
APOLLO SR FLOATING RATE FD I  COM        037636107    6,960      434,706  SH           SOLE                    434,706
AVENUE INCOME CR STRATEGIES   COM        05358E106    2,937      190,772  SH           SOLE                    190,772
BLACKROCK BUILD AMER BD TR    SHS        09248X100    6,148      287,966  SH           SOLE                    287,966
BLACKROCK CREDIT ALL IN TR I  COM SHS    09249V103    5,560      527,537  SH           SOLE                    527,537
BLACKROCK CREDIT ALL INC TR   COM        092508100   17,216    1,416,995  SH           SOLE                  1,416,995
BLACKROCK CREDIT ALL INC TR   COM        09255H105   10,782    1,096,861  SH           SOLE                  1,096,861
BLACKROCK CREDIT ALL INC TR   COM        09255J101    2,479      266,801  SH           SOLE                    266,801
BLACKROCK DIVERS OME STRATE   COM        09255W102      534       56,169  SH           SOLE                     56,169
BLACKROCK INCOME OPP TRUST I  COM        092475102    1,135      111,054  SH           SOLE                    111,054
BLACKROCK INCOME TR INC       COM        09247F100    1,965      268,088  SH           SOLE                    268,088
BLACKROCK INTL GRWTH & INC T  COM BENE   092524107      353       49,300  SH           SOLE                     49,300
                              INTER
BLACKROCK RES & COMM STRAT T  SHS        09257A108    4,084      307,545  SH           SOLE                    307,545
BLACKSTONE GSO LNG SHRT CR I  COM SHS BN 09257D102    4,962      290,843  SH           SOLE                    290,843
                              INT
BOULDER GROWTH & INCOME FD I  COM        101507101    4,094      713,199  SH           SOLE                    713,199
BOULDER TOTAL RETURN FD INC   COM        101541100    4,132      273,671  SH           SOLE                    273,671
CALAMOS CONV & HIGH INCOME F  COM SHS    12811P108   15,989    1,383,149  SH           SOLE                  1,383,149
CALAMOS CONV OPP AND INC FD   SH BEN INT 128117108    8,479      753,042  SH           SOLE                    753,042
CALAMOS STRATEGIC TOTL RETN   COM SH BEN 128125101    7,121      852,768  SH           SOLE                    852,768
                              INT
CENTRAL EUROPE & RUSSIA FD I  COM        153436100    2,570       90,000  SH           SOLE                     90,000
CLOUGH GLOBAL EQUITY FD       COM        18914C100    6,447      535,437  SH           SOLE                    535,437
CLOUGH GLOBAL OPPORTUNITIES   SH BEN INT 18914E106   16,118    1,524,908  SH           SOLE                  1,524,908
COLONY FINL INC               COM        19624R106    4,644      295,608  SH           SOLE                    295,608
CORNERSTONE STRATEGIC VALUE   COM NEW    21924B203      346       52,472  SH           SOLE                     52,472
CORNERSTONE TOTAL RTRN FD IN  COM NEW    21924U201      264       44,300  SH           SOLE                     44,300
DCA TOTAL RETURN FD           COM        233066109      525      149,859  SH           SOLE                    149,859
DIAMOND HILL FINL TRNDS FD I  COM        25264C101    1,805      218,267  SH           SOLE                    218,267
DWS GLOBAL HIGH INCOME FD     COM        23338W104    1,407      185,828  SH           SOLE                    185,828
DWS HIGH INCOME OPPORT FD IN  COM NEW    23339M204      167       12,047  SH           SOLE                     12,047

     ITEM 1                 ITEM 2       ITEM 3     ITEM 4           ITEM 5         ITEM 6        ITEM 7          ITEM 8
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING AUTHORITY
                           TITLE OF                   VALUE     SHRS/    SH/  PUT/  INVESTMENT    OTHER
NAME OF ISSUER              CLASS        CUSIP       (x$1000)   PRN AMT  PRN  CALL  DISCRETION   MANAGERS     SOLE     SHARED  NONE
------------------      ---------------  ----------  ---------  -------  ---  ----  -----------  ----------- -----  ------  ------
EATON VANCE ENHANCED EQ INC   COM        278274105    4,838      475,200  SH           SOLE                    475,200
EATON VANCE FLTING RATE INC   COM        278279104    2,004      140,801  SH           SOLE                    140,801
EATON VANCE LTD DUR INCOME F  COM        27828H105    2,757      181,046  SH           SOLE                    181,046
EATON VANCE RISK MNGD DIV EQ  COM        27829G106    8,294      793,677  SH           SOLE                    793,677
EATON VANCE SH TM DR DIVR IN  COM        27828V104    3,186      196,646  SH           SOLE                    196,646
EATON VANCE SR INCOME TR      SH BEN INT 27826S103      576       88,192  SH           SOLE                     88,192
EATON VANCE TAX MNGD GBL DV   COM        27829F108   30,795    3,732,761  SH           SOLE                  3,732,761
EATON VANCE TAX MNGED BUY WR  COM        27828X100      844       65,767  SH           SOLE                     65,767
EATON VANCE TAX-ADV BD & OPT  COM SH BEN 27829M103    2,258      136,438  SH           SOLE                    136,438
                              INT
EATON VANCE TX ADV GLB DIV O  COM        27828U106    3,111      182,980  SH           SOLE                    182,980
EATON VANCE TX MGD DIV EQ IN  COM        27828N102   11,914    1,343,210  SH           SOLE                  1,343,210
EATON VANCE TX MNG BY WRT OP  COM        27828Y108    9,074      774,214  SH           SOLE                    774,214
EATON VANCE TXMGD GL BUYWR O  COM        27829C105   18,425    1,792,349  SH           SOLE                  1,792,349
FEDERATED ENHANC TREAS INCM   COM SH BEN 314162108    3,912      272,641  SH           SOLE                    272,641
                              INT
FIRST TR ABERDEEN GLBL OPP F  COM SHS    337319107    1,068       67,782  SH           SOLE                     67,782
FIRST TR HIGH INCOME L/S FD   COM        33738E109    2,045      133,909  SH           SOLE                    133,909
FIRST TR STRATEGIC HIGH INC   COM SHS    337353304    2,361      154,543  SH           SOLE                    154,543
                              NEW
GABELLI DIVD & INCOME TR      COM        36242H104    7,669      497,333  SH           SOLE                    497,333
GDL FUND                      COM SH BEN 361570104    1,758      148,946  SH           SOLE                    148,946
                              IT
GENERAL AMERN INVS INC        COM        368802104   10,170      408,250  SH           SOLE                    408,250
GUGGENHEIM BLD AMR BDS MNG D  COM        401664107    4,286      200,730  SH           SOLE                    200,730
H & Q LIFE SCIENCES INVS      SH BEN INT 404053100      944       82,311  SH           SOLE                     82,311
HELIOS ADVANTAGE INCOME FD I  COM NEW    42327W206      248       31,682  SH           SOLE                     31,682
HELIOS MULTI SEC HI INC FD I  COM NEW    42327Y202      201       36,556  SH           SOLE                     36,556
HELIOS STRATEGIC INCOME FD I  COM NEW    42328A203      959      174,771  SH           SOLE                    174,771
HIGHLAND CR STRATEGIES FD     COM        43005Q107    8,605    1,392,443  SH           SOLE                  1,392,443
ING EMERGING MKTS HGH DIV EQ  COM        45685X104      308       23,600  SH           SOLE                     23,600
ING GLOBAL EQTY DIV & PREM O  COM        45684E107      140       16,200  SH           SOLE                     16,200
ING INFRASTRUCTURE INDLS & M  COM        45685U100      230       14,927  SH           SOLE                     14,927
ING PRIME RATE TR             SH BEN INT 44977W106   14,347    2,813,171  SH           SOLE                  2,813,171
INVESCO VAN KAMP DYN CRDT OP  COM        46132R104    7,308      691,388  SH           SOLE                    691,388
INVESCO VAN KAMPEN SR INC TR  COM        46131H107   12,797    2,989,985  SH           SOLE                  2,989,985
ISHARES TR                    MSCI EMERG 464287234    6,709      176,839  SH           SOLE                    176,839
                              MKT
ISHARES TR                    S&P 100    464287101    6,196      108,653  SH           SOLE                    108,653
                              IDX FD
ISHARES TR                    MSCI EAFE  464287465    3,962       80,000  SH           SOLE                     80,000
                              INDEX
ISHARES TR                    RUSSELL    464287614    3,498       60,537  SH           SOLE                     60,537
                              1000GRW
     ITEM 1                 ITEM 2       ITEM 3     ITEM 4           ITEM 5         ITEM 6        ITEM 7          ITEM 8
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING AUTHORITY
                           TITLE OF                   VALUE     SHRS/    SH/  PUT/  INVESTMENT    OTHER
NAME OF ISSUER              CLASS        CUSIP       (x$1000)   PRN AMT  PRN  CALL  DISCRETION   MANAGERS     SOLE     SHARED  NONE
------------------      ---------------  ----------  ---------  -------  ---  ----  -----------  ----------- -----  ------  ------
JOHN HANCOCK HDG EQ & INC FD  COM        47804L102    2,621      178,539  SH           SOLE                    178,539
LIBERTY ALL STAR EQUITY FD    SH BEN INT 530158104   19,309    4,575,581  SH           SOLE                  4,575,581
LMP CAP & INCOME FD INC       COM        50208A102    2,177      176,116  SH           SOLE                    176,116
MACQUARIE GLBL INFRA TOTL RE  COM        55608D101    8,487      499,500  SH           SOLE                    499,500
MFS MULTIMARKET INCOME TR     SH BEN INT 552737108      282       41,900  SH           SOLE                     41,900
MONTGOMERY STR INCOME SECS I  COM        614115103    2,340      151,643  SH           SOLE                    151,643
MORGAN STANLEY EM MKTS DM DE  COM        617477104   13,858      979,335  SH           SOLE                    979,335
MORGAN STANLEY EMER MKTS DEB  COM        61744H105      727       69,807  SH           SOLE                     69,807
NUVEEN ENERGY MLP TOTL RTRNF  COM        67074U103    1,902      109,371  SH           SOLE                    109,371
NUVEEN MTG OPPORTUNITY TERM   COM        670735109    1,328       65,280  SH           SOLE                     65,280
NUVEEN MULT CURR ST GV INCM   COM        67090N109    3,061      252,781  SH           SOLE                    252,781
NUVEEN MULT STRAT INC GR FD   COM SHS    67073D102   31,651    3,931,834  SH           SOLE                  3,931,834
NUVEEN MULTI STRAT INC & GR   COM        67073B106   12,939    1,615,324  SH           SOLE                  1,615,324
NUVEEN MUN HIGH INC OPPTY FD  COM        670683101      481       42,042  SH           SOLE                     42,042
NUVEEN SHT DUR CR OPP FD      COM        67074X107      903       51,630  SH           SOLE                     51,630
PIMCO INCOME OPPORTUNITY FD   COM        72202B100    4,923      195,532  SH           SOLE                    195,532
PIMCO INCOME STRATEGY FUND    COM        72201H108    1,532      147,335  SH           SOLE                    147,335
PIMCO INCOME STRATEGY FUND I  COM        72201J104   14,370    1,570,467  SH           SOLE                  1,570,467
POWERSHARES ETF  TRUST        FTSE RAFI  73935X583   17,879      327,568  SH           SOLE                    327,568
                              1000
PUTNAM MASTER INTER INCOME T  SH BEN INT 746909100      833      163,946  SH           SOLE                    163,946
PUTNAM PREMIER INCOME TR      SH BEN INT 746853100    3,465      667,660  SH           SOLE                    667,660
RMR ASIA PAC REAL EST FD NEW  COM        76970B101    1,206       84,584  SH           SOLE                     84,584
ROYCE FOCUS TR                COM        78080N108    3,090      490,419  SH           SOLE                    490,419
ROYCE VALUE TR INC            COM        780910105   22,166    1,806,506  SH           SOLE                  1,806,506
RYDEX ETF TRUST               TOP 50 ETF 78355W205   10,826      118,563  SH           SOLE                    118,563
SPDR SERIES TRUST             BRCLYS CAP 78464A359    4,015      111,000  SH           SOLE                    111,000
                              CONV
SPDR SERIES TRUST             NUVN BRCLY 78464A458      216        9,082  SH           SOLE                      9,082
                              MUNI
SPECIAL OPPORTUNITIES FD INC  COM        84741T104    2,128      146,792  SH           SOLE                    146,792
STONE HBR EMERG MRKTS INC FD  COM        86164T107      260       12,460  SH           SOLE                     12,460
SUNAMERICA FCSED ALPHA GRW F  COM        867037103    7,801      426,777  SH           SOLE                    426,777
SUNAMERICA FOCUSE ALPHA LC F  COM        867038101      590       36,355  SH           SOLE                     36,355
TCW STRATEGIC INCOME FUND IN  COM        872340104    5,578    1,150,014  SH           SOLE                  1,150,014
TEMPLETON EMRG MKTS INCOME    COM        880192109    1,787      114,793  SH           SOLE                    114,793
TORTOISE CAP RES CORP         COM        89147N304    3,267      405,347  SH           SOLE                    405,347
TRI CONTL CORP                COM        895436103   14,441    1,014,796  SH           SOLE                  1,014,796
VANGUARD INTL EQUITY INDEX F  MSCI EMR   922042858    6,763      177,000  SH           SOLE                    177,000
                              MKT ETF
     ITEM 1                 ITEM 2       ITEM 3     ITEM 4           ITEM 5         ITEM 6        ITEM 7          ITEM 8
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING AUTHORITY
                           TITLE OF                   VALUE     SHRS/    SH/  PUT/  INVESTMENT    OTHER
NAME OF ISSUER              CLASS        CUSIP       (x$1000)   PRN AMT  PRN  CALL  DISCRETION   MANAGERS     SOLE     SHARED  NONE
------------------      ---------------  ----------  ---------  -------  ---  ----  -----------  ----------- -----  ------  ------
VANGUARD TAX-MANAGED INTL FD  MSCI EAFE  921943858    3,063      100,000  SH           SOLE                    100,000
                              ETF
WELLS FARGO ADVANTAGE MULTI   COM SHS    94987D101    8,849      598,731  SH           SOLE                    598,731
WESTERN ASSET CLYM INFL OPP   COM        95766R104    3,329      263,992  SH           SOLE                    263,992
WESTERN ASSET GLOBAL CP DEFI  COM        95790C107    5,026      279,211  SH           SOLE                    279,211
WESTERN ASSET HGH YLD DFNDFD  COM        95768B107      331       20,017  SH           SOLE                     20,017
WESTERN ASSET INFL MGMT FD I  COM        95766U107    2,188      125,091  SH           SOLE                    125,091
ZWEIG TOTAL RETURN FD INC     COM        989837109   11,006    3,632,391  SH           SOLE                  3,632,391
TOTAL                                               637,656